Schedule of Convertible Note Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable, net of discounts	$ 624,611	$ 337,327
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible notes payable	750,000	750,000
Debt instrument, unamortized discount	125,389	412,673
Convertible notes payable, net of discounts	624,611	337,327
Convertible Debt [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 750,000	$ 750,000